CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues		$ 43,101	$ 57,025	$ 53,770
Operating costs and expenses:
Cost of revenue		(40,055)	(61,195)	(39,509)
Sales and marketing expenses		(153)	(336)	(887)
General and administrative expenses		(18,465)	(21,946)	(22,265)
Service development expenses		(874)	(2,213)	(1,257)
Total operating costs and expenses		(59,547)	(85,690)	(63,918)
Other operating income		180	115	284
Government grant			29
Other operating expenses		(13,642)	(2,370)	(14,658)
Net gain (loss) on disposal of cryptocurrency assets		7,074	(7,835)	971
Impairment of cryptocurrency assets		(2,359)	(9,396)	(12,255)
Changes in fair value of contingent considerations			1,247	13,936
Impairment of property and equipment			(35,224)	(22,392)
Impairment of intangible assets			(7,539)	(56)
Operating loss from continuing operations		(25,193)	(89,638)	(44,318)
Other income, net		691	9,031	594
Interest income		242	150	56
Interest expense			(218)	(775)
(Loss) gain from equity method investments		(295)	164	(1,184)
Gain on previously held equity method investment				5,500
Impairment of long-term investments		(1,408)	(2,250)	0
Gain from disposal of long-term investments		614
Gain from disposal of subsidiaries			3,340	234
Changes in fair value of derivative instruments		(35)
Loss before income tax from continuing operations		(25,384)	(79,421)	(39,893)
Income tax benefits				359
Net loss from continuing operations		(25,384)	(79,421)	(39,534)
Loss from discontinued operations, net of applicable income taxes		(3,326)	(79,006)	(28,143)
Loss on disposal of discontinued operations, net of applicable income taxes				(6,697)
Net loss from discontinued operations, net of applicable income taxes		(3,326)	(79,006)	(34,840)
Net loss		(28,710)	(158,427)	(74,374)
Less: Net loss attributable to noncontrolling interests from continuing operations			(3,012)	(11,792)
Less: Net loss attributable to noncontrolling interests from discontinued operations				(179)
Less: Net loss attributable to noncontrolling interests			(3,012)	(11,971)
Net loss attributable to BIT Mining Limited		(28,710)	(155,415)	(62,403)
Net loss attributable to BIT Mining Limited from continuing operation		(25,384)	(76,409)	(27,742)
Net loss attributable to BIT Mining Limited from discontinued operations		(3,326)	(79,006)	(34,661)
Other comprehensive income (loss):
Share of other comprehensive income of an equity method investee				631
Reclassification into loss from equity method investments				131
Foreign currency translation gain (loss)		(316)	(1,735)	2,115
Other comprehensive income (loss), net of tax		(316)	(1,735)	2,877
Comprehensive loss		(29,026)	(160,162)	(71,497)
Less: Comprehensive loss attributable to noncontrolling interest			(3,142)	(11,337)
Comprehensive loss attributable to BIT Mining Limited		$ (29,026)	$ (157,020)	$ (60,160)
Losses per share for Class A and Class B ordinary shares outstanding-Basic and Diluted:
Net loss from continuing operations, basic (in dollars per share)		$ (0.03)	$ (0.09)	$ (0.04)
Net loss from Continuing Operations, Per Diluted Share		(0.03)	(0.09)	(0.04)
Net loss from discontinued operations, basic (in dollars per share)		0.00	(0.09)	(0.06)
Net loss from discontinued operations, diluted (in dollars per share)		0.00	(0.09)	(0.06)
Net loss - basic (in dollars per share)		(0.03)	(0.18)	(0.10)
Net loss - diluted (in dollars per share)		(0.03)	(0.18)	(0.10)
Losses per American Depositary Share ("ADS*") (1 ADS represents 100 Class A ordinary shares)-Basic and Diluted:
Net loss from continuing operations, basic (in dollars per share)	[1]	(2.30)	(8.77)	(4.46)
Net loss from continuing operations, diluted (in dollars per share)		(2.30)	(8.77)	(4.46)
Net loss from discontinued operations, basic (in dollars per share)	[1]	(0.30)	(9.07)	(5.56)
Net loss from discontinued operations, diluted (in dollars per share)		(0.30)	(9.07)	(5.56)
Net loss	[1]	$ (2.60)	$ (17.84)	$ (10.02)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic		1,102,373,814	871,036,499	622,337,974
Diluted		1,102,373,814	871,036,499	622,337,974

[1]	American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company. Losses per ADS have been retrospectively adjusted for the ADS Ratio Change from the former ADS Ratio of 1 ADS to 10 Class A ordinary shares, to the current ADS Ratio of 1 ADS to 100 Class A ordinary shares, effective on December 23, 2022.